Related and Interested Parties (Benefits to Key Management Personnel including Directors) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Short-term benefits	$ 14	$ 12
Post-employment benefits	1	1
Share-based payments	12	5
Total	27	18
To interested parties employed by the Company	7	3
To interested parties not employed by the Company	$ 1	$ 1